                               INVESTMENT ADVISER
                    Asset Management Group of Bank of Hawaii
                 Financial Plaza of the Pacific * P.O. Box 3170
                             Honolulu, Hawaii 96802


                                  ADMINISTRATOR
                          Aquila Management Corporation
            380 Madison Avenue, Suite 2300 * New York, New York 10017


                                BOARD OF TRUSTEES
                           Lacy B. Herrmann, Chairman
                                 William M. Cole
                               Thomas W. Courtney
                             Richard W. Gushman, II
                                 Stanley W. Hong
                                Theodore T. Mason
                                Russell K. Okata
                                Douglas Philpotts
                                Oswald K. Stender


                                    OFFICERS
                          Diana P. Herrmann, President
                  Charles E. Childs, III, Senior Vice President
                          Sherri Foster, Vice President
                    Rose F. Marotta, Chief Financial Officer
                          Joseph P. DiMaggio, Treasurer
                          Edward M.W. Hines, Secretary


                                   DISTRIBUTOR
                            Aquila Distributors, Inc.
            380 Madison Avenue, Suite 2300 * New York, New York 10017


                    TRANSFER AND SHAREHOLDER SERVICING AGENT
                                    PFPC Inc.
                400 Bellevue Parkway * Wilmington, Delaware 19809


                                    CUSTODIAN
                          Bank One Trust Company, N.A.
                   1111 Polaris Parkway * Columbus, Ohio 43240


                              INDEPENDENT AUDITORS
                                    KPMG LLP
                   757 Third Avenue * New York, New York 10017



               Further information is contained in the Prospectus
                  which must precede or accompany this report.



                                   SEMI-ANNUAL
                                     REPORT

                               SEPTEMBER 30, 2002

                            THE PACIFIC CAPITAL FUNDS
                                       OF
                                CASH ASSETS TRUST

                        PACIFIC CAPITAL CASH ASSETS TRUST

                            PACIFIC CAPITAL TAX-FREE
                                CASH ASSETS TRUST

                         PACIFIC CAPITAL U.S. GOVERNMENT
                          SECURITIES CASH ASSETS TRUST


[Logo of The Pacific Capital Funds of Cash Assets Trust: a lion standing on a twisted rope]

                                A CASH MANAGEMENT
                                   INVESTMENT

[Logo of The Pacific Capital Funds of Cash Assets Trust: a lion standing on a twisted rope]

                            THE PACIFIC CAPITAL FUNDS
                                       OF
                                CASH ASSETS TRUST

                               SEMI-ANNUAL REPORT


                                                               November 18, 2002
Dear Investor:

     Lately, it is difficult to go through even a single day without hearing some unsettling news - the stock market is down again, another firm is hit with an accounting scandal, a new terror alert is issued, etc., etc. In fact, in most people's viewpoint, it is pretty "ugly" out there in terms of the securities markets.

     Notwithstanding all the negative news, the Pacific Capital Funds of Cash Assets Trust continue to provide investors with a safe haven for their cash reserves. The Asset Management Group of Bank of Hawaii, the Trust's Investment Adviser, strongly believes that cash reserves of investors is one area with which one should not seek any undue risk to order to earn extra yield.

     Indeed, with investments in each of the funds, the Investment Adviser looks first and foremost to quality. The Investment Adviser has continuously acted with a high level of diligence in examining the creditworthiness and marketability of issuers in order to ensure that consistency in high quality standards will be provided for the safety of investor's cash reserves.

     As you recall, yields on money market funds move in concert with the short-term interest rate policy pursued by the Federal Reserve. For the first six months of the Trust's current semi-annual report period, April 1, 2002-September 30, 2002, the Fed kept short-term interest rates steady at 1.75%. As a result, the yield to investors in the Pacific Capital Funds of Cash Assets Trust remained competitive with alternative short-term investment opportunities.

     During the report period, the Fed kept a watchful eye on the economy as the fear of renewed recession emerged. Indeed, the pace of economic activity slowed during this period as the economy felt the affects of rising unemployment, weakening consumer confidence and a deteriorating manufacturing sector. The lone bright spot, however, was the housing market, which benefited from the low interest rate environment.

     Shortly after the end of the current semi-annual report period, the Fed once again voted to lower the target on the key short-term interest rate - the Federal Funds rate. The Federal Funds rate is the overnight banking rate member banks charge one another for loans. The rate now stands at 1.25%, the lowest rate in over 40 years.

     Looking forward, we are optimistic that each of the Pacific Capital Funds of Cash Assets Trust will continue to provide investors with competitive returns without compromising safety of principle.

     All those associated with the management of your cash reserves wish to thank you for the continued support and confidence you have place in the Pacific Capital Funds of Cash Assets Trust.


                                   Sincerely,



/s/  Diana P. Herrmann                                 /s/  Lacy B. Herrmann
----------------------                                 ---------------------
     Diana P. Herrmann                                      Lacy B. Herrmann
     President                                              Chairman,
                                                            Board of Trustees

                                 PACIFIC CAPITAL
                                CASH ASSETS TRUST
                            STATEMENT OF INVESTMENTS
                         SEPTEMBER 30, 2002 (UNAUDITED)

    FACE
   AMOUNT       U.S. GOVERNMENT AGENCIES (51.3%)                                       VALUE
-------------   ----------------------------------------------------------          ------------
                FEDERAL FARM CREDIT BANK (13.0%)
                ----------------------------------------------------------
$  20,000,000   1.65%, 10/29/02 ..........................................          $ 19,974,333
   20,000,000   1.65%, 11/06/02 ..........................................            19,967,000
   12,000,000   6.25%, 12/02/02 ..........................................            12,073,616
   10,000,000   1.66%, 12/13/02 ..........................................             9,966,339
                                                                                    ------------
                                                                                      61,981,288
                                                                                    ------------

                FEDERAL HOME LOAN BANK (30.8%)
                ----------------------------------------------------------
   22,000,000   1.61%, 10/11/02 ..........................................            21,990,161
   15,000,000   1.73%, 10/16/02 ..........................................            14,989,188
   17,000,000   1.66%, 10/18/02 ..........................................            16,986,660
    7,000,000   1.65%, 10/23/02 ..........................................             6,992,942
   20,000,000   1.61%, 11/08/02 ..........................................            19,966,011
    2,000,000   6.25%, 11/15/02 ..........................................             2,009,791
    4,205,000   2.50%, 12/04/02 ..........................................             4,207,041
   10,000,000   1.68%, 12/06/02 ..........................................             9,969,200
    4,305,000   2.125%, 12/11/02 .........................................             4,303,945
    2,270,000   2.45%, 12/17/02 ..........................................             2,269,955
   42,500,000   5.125%, 1/13/03 ..........................................            42,831,714
                                                                                    ------------
                                                                                     146,516,608
                                                                                    ------------

                FEDERAL HOME LOAN MORTGAGE CORP. (3.3%)
                ----------------------------------------------------------
   16,000,000   6.25%, 10/15/02 ..........................................            16,024,974
                                                                                    ------------

                STUDENT LOAN MARKETING ASSOCIATION (4.2%)
                ----------------------------------------------------------
   20,000,000   2.11%, 12/18/02 ..........................................            19,908,567
                                                                                    ------------

                   Total U.S. Government Agencies ........................           244,431,437
                                                                                    ------------

                COMMERCIAL PAPER (35.6%)
                ----------------------------------------------------------
                AUTOMOTIVE (2.1%)
                ----------------------------------------------------------
   10,000,000   Toyota Motor Credit Corp, 1.71%, 10/09/02 ................             9,996,200
                                                                                    ------------



                BANKS (8.4%)
                ----------------------------------------------------------
$  10,000,000   Barclays Bank PLC, 1.77%, 10/21/02, LOC: Bancomext .......          $  9,990,166
   10,000,000   ED&F Monetary Treasury Management PLC, 1.78%, 10/25/02, ..             9,988,133
                   LOC: Rabobank Nederland
   10,000,000   Societe Generale, 1.74%, 10/24/02 ........................             9,988,883
   10,000,000   Wells Fargo, 1.74%, 10/29/02 .............................             9,986,467
                                                                                    ------------
                                                                                      39,953,649
                                                                                    ------------

                BROKERAGE (6.3%)
                ----------------------------------------------------------
   10,000,000   Goldman Sachs, 1.76%, 10/10/02 ...........................             9,995,600
   10,000,000   Morgan Stanley Dean Witter, 1.75%, 10/28/02 ..............             9,986,875
   10,000,000   Salomon Smith Barney, 1.75%, 1/27/03 .....................             9,942,639
                                                                                    ------------
                                                                                      29,925,114
                                                                                    ------------

                DIVERSIFIED (2.1%)
                ----------------------------------------------------------
   10,000,000   3M Co., 1.70%, 10/21/02 ..................................             9,990,556
                                                                                    ------------

                FINANCE (8.3%)
                ----------------------------------------------------------
   10,000,000   American Express Credit Corp., 1.71%, 10/22/02 ...........             9,990,025
   10,000,000   American General Corp., 1.83%, 10/04/02 ..................             9,998,475
   10,000,000   Dresdner US Finance, 1.71%, 11/04/02 .....................             9,983,850
   10,000,000   General Electric Capital Corp., 1.76%, 1/30/03 ...........             9,940,844
                                                                                    ------------
                                                                                      39,913,194
                                                                                    ------------

                HEALTH CARE (2.1%)
                ----------------------------------------------------------
   10,000,000   Merck & Co., 1.74%, 10/15/02 .............................             9,993,233
                                                                                    ------------

                INSURANCE (4.2%)
                ----------------------------------------------------------
   10,000,000   Met-Life Funding, 1.71%, 12/05/02 ........................             9,969,125
   10,000,000   Prudential Funding, 1.74%, 11/01/02 ......................             9,985,017
                                                                                    ------------
                                                                                      19,954,142
                                                                                    ------------


                OIL & GAS (2.1%)
                ----------------------------------------------------------
$  10,000,000   Chevron Texaco Corp., 1.72%, 10/17/02 ....................          $  9,992,356
                                                                                    ------------
                   Total Commercial Paper ................................           169,718,444
                                                                                    ------------

                REPURCHASE AGREEMENT (9.5%)
                ----------------------------------------------------------
   45,000,000   SG Cowen, 1.93%, 10/01/02, ...............................            45,000,000
                (Proceeds of $45,002,413 to be received at maturity),               ------------
                   Collateral:$38,365,000 Fannie Mae Note, due 11/15/10;
                   Collateral Market Value $45,900,000


                CORPORATE NOTES (3.2%)
                ----------------------------------------------------------
                INSURANCE (3.2%)
                ----------------------------------------------------------
   15,000,000   Peoples Benefit Life Insurance, Variable Rate Note, ......            15,000,000
                1.96%, 7/01/03 (1)                                                  ------------

    SHARES
-------------
                INVESTMENT COMPANY (0.3%)
                ----------------------------------------------------------
    1,330,389   One Group Government Money Market Fund (I Shares) ........             1,330,389
                                                                                    ------------

                Total Investments (Amortized Cost $475,480,270*) ..     99.9%        475,480,270
                Other assets less liabilities .....................      0.1%            601,113
                                                                       ------       ------------
                Net Assets ........................................    100.0%       $476,081,383
                                                                       ======       ============

* Cost for Federal tax purposes is identical.

(1) Illiquid security. The security is considered illiquid because it may not be sold, and may be redeemed only upon at least ninety days' notice to the issuer. As this security is a variable rate note, the rate shown represents the rate in effect at September 30, 2002, and the maturity date reflects the next rate change date.

LOC - Letter of Credit


                 See accompanying notes to financial statements.

                                 PACIFIC CAPITAL
                           TAX-FREE CASH ASSETS TRUST
                            STATEMENT OF INVESTMENTS
                         SEPTEMBER 30, 2002 (UNAUDITED)

                                                                                 RATING
    FACE                                                                        MOODY'S/
   AMOUNT      MUNICIPAL BONDS (94.8%)                                            S&P            VALUE
------------   -----------------------------------------------------------      --------     -------------
               ARIZONA (0.5%)
               -----------------------------------------------------------
$    230,000   Maricopa County, AZ Industrial Development Authority,
                  Multifamily Housing Revenue Bonds, Series A,
                  1.70%, 4/15/30, Weekly Reset* ..........................      Aaa/A-1+     $     230,000
     580,000   Salt River, AZ Agriculture Improvement & Power
                  District Electric Systems Revenue Bonds, Series B,
                  5.25%, 1/01/19, Prerefunded 1/01/03 @ 102 ..............       Aaa/AA            596,200
                                                                                             -------------
                                                                                                   826,200
                                                                                             -------------
               COLORADO (3.7%)
               -----------------------------------------------------------
   5,000,000   Colorado Housing & Finance Authority Revenue
                  Bonds, Series A-1, 1.70%, 10/01/30, SPA: Federal
                  Home Loan Bank, Weekly Reset* ..........................     VMIG1/A-1+        5,000,000
   1,000,000   Metropolitan Wastewater Reclamation District, CO
                  Sewer Revenue Bonds, Series A, 5.25%, 4/01/03 ..........       Aa2/AA          1,017,979
                                                                                             -------------
                                                                                                 6,017,979
                                                                                             -------------

               HAWAII (30.9%)
               -----------------------------------------------------------
  12,000,000   Department of Budget and Finance of the State of
                  Hawaii State, Department of Budget & Finance
                  Special Purpose Revenue Bonds (The Queen's
                  Health System), Series A, 1.70%, 7/01/26, Weekly
                  Reset*, SPA: Bank of Nova Scotia .......................      VMIG1/A-1       12,000,000
   1,370,000   Hawaii State, General Obligation Bonds, Series BZ,
                  6.25%, 10/01/02, ETM ...................................      Aa3/AA-          1,370,000
     500,000   Hawaii State, General Obligation Bonds, Series CC,
                  5.00%, 2/01/03 .........................................      Aa3/AA-            504,881
   1,000,000   Hawaii State, General Obligation Bonds, Series CH,
                  4.20%, 11/01/02 ........................................      Aa3/AA-          1,001,750
   1,305,000   Hawaii State, General Obligation Bonds, Series CQ,
                  5.00%, 10/01/02, Insurance: Financial Guaranty
                  Insurance Corporation ..................................      Aaa/AAA          1,305,000
   2,600,000   Hawaii State, Housing Finance & Development Corp.
                  Revenue Bonds (Rental Housing System), Series
                  89 A, 1.70%, 7/01/24, Weekly Reset*, Letter of
                  Credit: Banque Nationale Paris .........................      VMIG1/NR         2,600,000
   4,075,000   Hawaii State, Housing Finance & Development
                  Corp. Revenue Bonds, (Affordable Rental Housing
                  Program), Series A, 1.80%, 7/01/27, Weekly Reset*,
                  Letter of Credit: Banque Nationale Paris ...............      VMIG1/NR         4,075,000

$    460,000   Hawaii State University System Revenue Bonds,
                  Series B, 3.00%, 10/01/02, Insurance: Financial
                  Security Assurance .....................................      Aaa/AAA      $     460,000
   4,500,000   Honolulu City & County, HI General Obligation
                  Bonds, Series A, 1.65%, 1/01/04, Weekly Reset*,
                  Letter of Credit: Landesbank Hessen ....................     VMIG1/A-1+        4,500,000
     800,000   Honolulu City & County, HI General Obligation
                  Bonds, Series A, 1.65%, 1/01/05, Weekly Reset*,
                  Letter of Credit: Landesbank Hessen ....................     VMIG1/A-1+          800,000
   3,150,000   Honolulu City & County, HI General Obligation
                  Bonds, Series A, 1.65%, 1/01/10, Weekly Reset*,
                  Letter of Credit: Landesbank Hessen ....................     VMIG1/A-1+        3,150,000
     300,000   Honolulu City & County, HI General Obligation
                  Bonds, Series A, 1.65%, 1/01/15, Weekly Reset*,
                  Letter of Credit: Landesbank Hessen ....................     VMIG1/A-1+          300,000
   6,225,000   Honolulu City & County, HI General Obligation
                  Bonds, Series A, 1.65%, 1/01/16, Weekly Reset*,
                  Letter of Credit: Landesbank Hessen ....................     VMIG1/A-1+        6,225,000
   5,645,000   Honolulu City & County, HI General Obligation
                  Bonds, Series A, 1.65%, 1/01/17, Weekly Reset*,
                  Letter of Credit: Landesbank Hessen ....................     VMIG1/A-1+        5,645,000
   1,645,000   Honolulu City & County, HI General Obligation
                  Bonds, Series A, 1.65%, 1/01/19, Weekly Reset*,
                  Letter of Credit: Landesbank Hessen ....................     VMIG1/A-1+        1,645,000
     300,000   Honolulu City & County, HI General Obligation
                  Bonds, Series B, 5.00%, 11/01/02, ETM, Insurance:
                  Financial Guaranty Insurance Corporation ...............     VMIG1/A-1+          300,764
     500,000   Honolulu City & County, HI General Obligation
                  Bonds, Series C, 5.00%, 7/01/03, Insurance:
                  Financial Guaranty Insurance Corporation ...............      Aaa/AAA            512,737
   3,000,000   Honolulu City & County, HI General Obligation
                  Bonds, Series C, 2.85%, 12/01/13, Mandatory
                  Put 12/4/02 @ 100, Insurance: Financial Guaranty
                  Insurance Corporation, SPA: FGIC-SPI ...................     VMIG1/A-1+        3,004,120
   1,035,000   Maui County, HI General Obligation Bonds, Series B,
                  2.50%, 9/01/03, Insurance:  MBIA, Inc. .................      Aaa/AAA          1,045,334
     485,000   Maui County, HI General Obligation Bonds, Series C,
                  2.50%, 9/01/03, Insurance:  MBIA, Inc. .................      Aaa/AAA            489,842
                                                                                             -------------
                                                                                                50,934,428
                                                                                             -------------



         IDAHO (3.7%)
               -----------------------------------------------------------
$  6,165,000   Idaho Health Facilities Authority Revenue Bonds
                  (St. Lukes Regional Medical Center Project),
                  2.10%, 5/01/22, Daily Reset*, Letter of Credit:
                  Bayerische Landesbank ..................................      VMIG1/NR     $   6,165,000
                                                                                             -------------

               ILLINOIS (4.0%)
               -----------------------------------------------------------
   3,000,000   Chicago, IL General Obligation Bonds, Series B,
                  1.68%, 1/01/37, Weekly Reset*, Insurance:
                  Financial Guaranty Insurance Corporation, SPA:
                  Landesbank .............................................     VMIG1/A-1+        3,000,000
   1,910,000   Madison County, IL Environmental Improvement
                  Revenue Bonds (Shell Wood River Refining
                  Project), 2.15%, 4/01/32, Daily Reset* .................     VMIG1/A-1+        1,910,000
     600,000   Madison County, IL Environmental Improvement
                  Revenue Bonds, Series A, 2.15%, 3/01/33,
                  Daily Reset* ...........................................     VMIG1/A-1+          600,000
   1,100,000   Southwestern, IL Environmental Improvement
                  Revenue Bonds (Shell Wood River Refining
                  Project), 2.15%, 11/01/25, Daily Reset* ................     VMIG1/A-1+        1,100,000
                                                                                             -------------
                                                                                                 6,610,000
                                                                                             -------------

               INDIANA (4.1%)
               -----------------------------------------------------------
   2,475,000   Indiana Transportation Finance Authority Revenue
                  Bonds, Series A, 6.25%, 11/01/16, Prerefunded
                  11/1/02 @ 102 ..........................................       Aaa/NR          2,533,731
   4,280,000   Indianapolis, IN Economic Development Revenue
                  Bonds (Jewish Federation Campus), 1.70%, 4/01/05,
                  Weekly Reset*, Letter of Credit: Fifth Third Bank ......      VMIG1/NR         4,280,000
                                                                                             -------------
                                                                                                 6,813,731
                                                                                             -------------

               IOWA (0.4%)
               -----------------------------------------------------------
     695,000   Iowa Higher Education Loan Authority Revenue
                  Bonds (Loras College Project), 2.10%, 11/01/30,
                  Daily Reset*, Letter of Credit: LaSalle Bank N.A .......       NR/A-1            695,000
                                                                                             -------------

               LOUISIANA (2.0%)
               -----------------------------------------------------------
   1,000,000   St. Charles Parish, LA Pollution Control Revenue
                  Bonds (Shell Oil Co. Project), Series A, 2.15%,
                  10/01/22, Daily Reset* .................................     VMIG1/A-1+        1,000,000


  $2,300,000   St. Charles Parish, LA Pollution Control Revenue
                  Bonds (Shell Oil Co.-Norco Project), 2.15%,
                  9/01/23, Daily Reset* ..................................      NR/A-1+          2,300,000
                                                                                             -------------
                                                                                                 3,300,000
                                                                                             -------------

               MAINE (0.9%)
               -----------------------------------------------------------
   1,500,000   Maine State, General Obligation Bonds, 3.00%,
                  6/15/03 ................................................      Aa2/AA+      $   1,513,343
                                                                                             -------------

               MICHIGAN (5.7%)
               -----------------------------------------------------------
   1,500,000   Detroit, MI Sewer Disposal Revenue Bonds, Second
                  Lien, Series E, 2.12%, 7/01/31, Insurance: Financial
                  Guaranty Insurance Corporation, SPA: FGIC-SPI ..........     VMIG1/A-1+        1,500,000
   4,145,000   Eastern Michigan University, MI University Revenue
                  Bonds, 2.15%, 6/01/27, Daily Reset*, Insurance:
                  Financial Guaranty Insurance Corporation,
                  SPA: FGIC-SPI ..........................................      Aaa/A-1+         4,145,000
   1,000,000   Michigan State, Building Authority Revenue Bonds,
                  Series I, 5.40%, 10/01/03, Prerefunded
                  10/1/02 @ 102 ..........................................      Aa1/AA+          1,020,000
   1,585,000   Michigan State, Strategic Fund Ltd. Revenue Bonds
                  (Village at Ann Arbor LLC Project), Series A, 1.70%,
                  2/15/34, Weekly Reset*, Letter of Credit: Fannie
                  Mae Credit Facility ....................................      VMIG1/NR         1,585,000
     500,000   Michigan State, Strategic Fund Ltd., Revenue Bonds
                  (Village at Fort Gratiot LLC), Series A, 1.70%,
                  2/15/34, Weekly Reset*, Letter of Credit: Fannie
                  Mae Credit Facility ....................................      VMIG1/NR           500,000
     600,000   Northern Michigan University Revenue Bonds, 2.15%,
                  6/01/31, Daily Reset*, Insurance: Financial Guaranty
                  Insurance Corporation, SPA: FGIC-SPI ...................     VMIG1/A-1+          600,000
                                                                                             -------------
                                                                                                 9,350,000
                                                                                             -------------

               MINNESOTA (5.9%)
               -----------------------------------------------------------
   1,220,000   Cohasset, MN Revenue Bonds (Minnesota Power &
                  Light Co. Project), Series A, 2.10%, 6/01/20, Daily
                  Reset*, Letter of Credit: ABN Amro Bank N.V ............      NR/A-1+          1,220,000
   2,200,000   Cohasset, MN Revenue Bonds (Minnesota Power &
                  Light Co. Project), Series B, 2.10%, 6/01/13, Daily
                  Reset*, Letter of Credit: ABN Amro Bank N.V ............      NR/A-1+          2,200,000
     125,000   Cohasset, MN Revenue Bonds (Minnesota Power &
                  Light Co. Project), Series C, 2.10%, 6/01/13, Daily
                  Reset*, Letter of Credit: ABN Amro Bank N.V ............      NR/A-1+            125,000
   1,100,000   Cohasset, MN Revenue Bonds (Minnesota Power &
                  Light Co. Project), Series D, 2.10%, 12/01/07, Daily
                  Reset*, Letter of Credit: ABN Amro Bank N.V ............      NR/A-1+          1,100,000
     955,000   Hennepin County, MN General Obligation Bonds,
                  Series C, 1.55%, 12/01/04, Weekly Reset*, SPA:
                  Westdeutsche Landesbank ................................     VMIG1/A-1+          955,000

$  2,970,000   Hennepin County, MN General Obligation Bonds,
                  Series C, 1.55%, 12/01/10, Weekly Reset*, SPA:
                  Westdeutsche Landesbank ................................     VMIG1/A-1+    $   2,970,000
     195,000   Minneapolis, MN General Obligation Bonds, Series
                  B, 1.55%, 12/01/05, Weekly Reset*, SPA:
                  Bayerische Vereinsbank .................................     VMIG1/A-1           195,000
     950,000   Minneapolis, MN Sales Tax General Obligation
                  Bonds, 5.90%, 10/01/02 .................................      Aa1/AAA            950,000
                                                                                             -------------
                                                                                                 9,715,000
                                                                                             -------------

               MISSOURI (9.8%)
               -----------------------------------------------------------
   1,975,000   Kansas City, MO Industrial Development Authority
                  Revenue Bonds, (Ewing Marion Kaufman Fund),
                  2.10%, 4/01/27, Daily Reset* ...........................      NR/A-1+          1,975,000
   2,645,000   Kansas City, MO Industrial Development Authority
                  Revenue Bonds, Series A, 2.10%, 4/01/27,
                  Daily Reset* ...........................................      NR/A-1+          2,645,000
   1,700,000   Missouri State, Health & Education Facilities Revenue
                  Bonds (St. Louis University), Series A, 2.15%,
                  10/01/09, Daily Reset*, SPA: Bank of America N.A .......     VMIG1/A-1+        1,700,000
   6,330,000   Missouri State, Health & Education Facilities Revenue
                  Bonds (St. Louis University), Series B, 2.15%,
                  10/01/24, Daily Reset*, SPA: Bank of America N.A .......     VMIG1/A-1+        6,330,000
     500,000   Missouri State, Health & Educational Facilities Authority
                  Revenue Bonds (Washington University), Series C,
                  2.00%, 9/01/30, Daily Reset*, SPA: JP Morgan
                  Chase Bank .............................................     VMIG1/A-1+          500,000
   2,600,000   Missouri State, Health & Educational Facilities
                  Authorized Revenue Bonds (Washington
                  University), Series C, 2.00%, 3/01/40, Daily Reset*,
                  SPA: JP Morgan Chase Bank ..............................     VMIG1/A-1+        2,600,000
     400,000   Missouri State, Health & Educational Facilities
                  Revenue Bonds (Washington University), Series
                  D, 2.00%, 9/01/30, Daily Reset*, SPA: JP Morgan
                  Chase Bank .............................................     VMIG1/A-1+          400,000
                                                                                             -------------
                                                                                                16,150,000
                                                                                             -------------
               MONTANA (3.4%)
               -----------------------------------------------------------
   5,620,000   Montana State, Health Facilities Authority Revenue
                  Bonds, Series A, 1.70%, 12/01/15, Weekly Reset*,
                  Insurance: Financial Guaranty Insurance
                  Corporation, SPA: Wells Fargo ..........................     VMIG1/A-1+        5,620,000
                                                                                             -------------


               NEBRASKA (0.6%)
               -----------------------------------------------------------
$  1,000,000   Douglas County, NE School District No. 17, General
                  Obligation Bonds, 3.00%, 11/15/02, Insurance:
                  Financial Security Assurance ...........................      Aaa/AAA      $   1,001,031
                                                                                             -------------

               NORTH CAROLINA (2.7%)
               -----------------------------------------------------------
   2,975,000   Durham County, NC General Obligation Bonds (Public
                  Improvement Project), 1.75%, 2/01/11, Weekly
                  Reset*, SPA: Wachovia Bank of North Carolina ...........     VMIG1/A-1         2,975,000
   1,475,000   Durham County, NC General Obligation Bonds (Public
                  Improvement Project), 1.75%, 2/01/13, Weekly
                  Reset*, SPA: Wachovia Bank of North Carolina ...........     VMIG1/A-1         1,475,000
                                                                                             -------------
                                                                                                 4,450,000
                                                                                             -------------

               OHIO (3.1%)
               -----------------------------------------------------------
   2,500,000   Ohio Housing Finance Agency Mortgage Revenue
                  Bonds, Series E, 1.70%, 9/01/34, Weekly Reset*,
                  SPA: Federal Home Loan Bank ............................     VMIG1/NR          2,500,000
   1,000,000   Ohio State Building Authority, Adult Correction Facility
                  Revenue Bonds, Series A, 5.00%, 10/01/02 ...............      Aa2/AA           1,000,000
   1,000,000   Ohio State Building Authority, State Juvenile
                  Correctional Facility Revenue Bonds, Series A,
                  4.00%, 4/01/03 .........................................      Aa/AA            1,011,830
     640,000   Ohio State Water Development Authority Revenue
                  Bonds, 3.00%, 12/01/02 .................................     Aaa/AAA             641,313
                                                                                             -------------
                                                                                                 5,153,143
                                                                                             -------------

               OREGON (0.6%)
               -----------------------------------------------------------
   1,000,000   Oregon State, Tax Anticipation Revenue Notes,
                  Series A, 3.25%, 5/01/03 ...............................     MIG1/SP-1+        1,007,115
                                                                                             -------------

               PENNSYLVANIA (0.7%)
               -----------------------------------------------------------
   1,100,000   Bethlehem, PA Water Authority Revenue Bonds, Series
                  A, 6.10%, 11/15/21, Prerefunded 11/15/02 @ 100,
                  Insurance: MBIA, Inc. ..................................      Aaa/AAA          1,106,043
                                                                                             -------------

               TENNESSEE (0.4%)
               -----------------------------------------------------------
     645,000   Knox County, TN General Obligation Bonds,
                  3.50%, 4/01/03 .........................................       Aa2/AA            650,060
                                                                                             -------------

               TEXAS (8.7%)
               -----------------------------------------------------------
     915,000   Austin, TX Airport System Revenue Bonds, Series A,
                  6.00%, 11/15/02, ETM, Insurance: MBIA, Inc. ............      Aaa/AAA            920,102
   1,715,000   Austin, TX Airport System Revenue Bonds, Series A,
                  6.00%, 11/15/02, Insurance: MBIA, Inc. .................      Aaa/AAA          1,723,602

$  3,000,000   Gulf Coast Waste Disposal Authority, TX Revenue
                  Bonds, (Amoco Oil Co. Project), 2.15%, 7/01/27,
                  Daily Reset* ...........................................     VMIG1/AA+     $   3,000,000
   2,500,000   Lower Neches Valley Authority, TX Pollution Control
                  Revenue Bonds (Chevron U.S.A., Inc. Project),
                  1.25%, 2/15/17, Semi-Annual Reset* .....................      P-1/A-1+         2,500,000
   4,000,000   Texas State, Tax & Revenue Anticipation Notes,
                  2.75%, 8/29/03 .........................................     MIG1/SP-1+        4,047,133
   2,200,000   West Side Calhoun County, TX Sewer & Solid Waste
                  Disposal Revenue Bonds (BP Chemicals, Inc.
                  Project), 2.15%, 4/01/31, Daily Reset* .................      P-1/A-1+         2,200,000
                                                                                             -------------
                                                                                                14,390,837
                                                                                             -------------

               UTAH (2.1%)
               -----------------------------------------------------------
   3,450,000   University of Utah, Auxiliary & Campus Facilities
                  Revenue Bonds, Series A, 1.65%, 4/01/27, Weekly
                  Reset*, SPA: Bank of Nova Scotia .......................     VMIG1/A-1         3,450,000
                                                                                             -------------

               WASHINGTON (0.3%)
               -----------------------------------------------------------
     500,000   Washington State Health Care Facility Authority Revenue
                  Bonds (Fred Hutchinson Cancer Research Center),
                  2.15%, 1/01/29, Daily Reset*, Letter of Credit:
                  Bank of America ........................................      VMIG1/NR           500,000
                                                                                             -------------

               WISCONSIN (0.6%)
               -----------------------------------------------------------
     950,000   Milwaukee, WI Metropolitan Sewer District General
                  Obligation Bonds, Series A, 6.70%, 10/01/02, ETM .......       Aa1/NR            950,000
                                                                                             -------------
                     Total Municipal Bonds ...............................                     156,368,910
                                                                                             -------------

               TAX EXEMPT COMMERCIAL PAPER (4.9%)
               -----------------------------------------------------------
               HAWAII (4.9%)
               -----------------------------------------------------------
   8,100,000   Honolulu City & County, HI, 1.30%, 10/03/02,
                  Letter of Credit: West Deutsche Landesbank .............      Aaa/AAA          8,100,000
                                                                                             -------------
                     Total Investments (Amortized Cost
                       $164,468,910**) ...................................        99.7%        164,468,910
                    Other assets less liabilities ........................         0.3%            534,380
                                                                                 ------      -------------
                    Net Assets ...........................................       100.0%      $ 165,003,290
                                                                                 ======      =============

* Variable rate obligation payable at par on demand at any time on no more than seven days notice.

**    Cost for Federal tax purposes is identical.

AMBAC - American Municipal Bond Assurance Corp.
ETM - Escrowed to Maturity
SPA - Standby Bond Purchase Agreement

                 See accompanying notes to financial statements.

                                 PACIFIC CAPITAL
                  U.S. GOVERNMENT SECURITIES CASH ASSETS TRUST
                            STATEMENT OF INVESTMENTS
                         SEPTEMBER 30, 2002 (UNAUDITED)

    FACE
    AMOUNT     U.S. GOVERNMENT AGENCIES (98.4%)                                             VALUE
------------   -----------------------------------------------------------------        ------------
               FEDERAL FARM CREDIT BANK (46.0%)
               -----------------------------------------------------------------
$ 10,000,000   1.73%, 10/01/02 .................................................        $ 10,000,000
  73,989,000   1.85%, 10/01/02 .................................................          73,988,999
  20,000,000   1.70%, 10/04/02 .................................................          19,997,167
  20,000,000   1.63%, 10/15/02 .................................................          19,987,322
  15,000,000   1.69%, 10/22/02 .................................................          14,985,213
   8,000,000   1.65%, 10/24/02 .................................................           7,991,567
  30,000,000   1.65%, 10/29/02 .................................................          29,961,500
  18,000,000   1.64%, 10/31/02 .................................................          17,975,400
  15,000,000   1.70%, 11/04/02 .................................................          14,975,917
  35,000,000   1.66%, 11/05/02 .................................................          34,943,514
  30,000,000   1.65%, 11/06/02 .................................................          29,950,500
  15,000,000   1.67%, 12/10/02 .................................................          14,951,292
  25,000,000   1.66%, 12/13/02 .................................................          24,915,847
  19,750,000   1.70%, 1/17/03 ..................................................          19,649,275
                                                                                        ------------
                                                                                         334,273,513
                                                                                        ------------

               FEDERAL HOME LOAN BANK (46.2%)
               -----------------------------------------------------------------
  27,800,000   1.61%, 10/11/02 .................................................          27,787,567
  21,011,000   1.70%, 10/16/02 .................................................          20,996,080
  35,250,000   1.66%, 10/18/02 .................................................          35,222,345
  16,000,000   1.65%, 10/23/02 .................................................          15,983,867
  20,000,000   1.71%, 10/25/02 .................................................          19,977,200
  15,000,000   1.68%, 11/01/02 .................................................          14,978,300
  14,000,000   1.69%, 11/06/02 .................................................          13,976,340
  25,000,000   1.61%, 11/08/02 .................................................          24,957,514
  31,000,000   1.70%, 11/13/02 .................................................          30,937,238
  36,000,000   1.66%, 11/20/02 .................................................          35,917,056
  20,000,000   1.70%, 11/22/02 .................................................          19,950,889
  30,000,000   1.68%, 12/04/02 .................................................          29,910,400
   5,000,000   1.68%, 12/06/02 .................................................           4,984,600
   2,000,000   2.45%, 12/17/02 .................................................           1,999,960
  22,826,000   1.76%, 12/26/02 .................................................          22,730,029
  15,000,000   1.68%, 12/27/02 .................................................          14,939,100
                                                                                        ------------
                                                                                         335,248,485
                                                                                        ------------


               STUDENT LOAN MARKETING ASSOCIATION (4.1%)
               -----------------------------------------------------------------
$ 20,000,000   1.76%, 10/01/02 .................................................        $ 20,000,000
  10,000,000   2.11%, 12/18/02 .................................................           9,954,283
                                                                                        ------------
                                                                                          29,954,283
                                                                                        ------------

               TENNESSEE VALLEY AUTHORITY (2.1%)
               -----------------------------------------------------------------
  15,000,000   1.64%, 10/10/02 .................................................          14,993,850
                   Total U.S. Government Agencies ..............................         714,470,131
                                                                                        ------------
   SHARES
               INVESTMENT COMPANY (1.7%)
               -----------------------------------------------------------------
  12,465,310   One Group Government Money Market Fund (I Shares) ...............          12,465,310
                                                                                        ------------

                   Total Investments (Amortized Cost $726,935,441*) ..    100.1%         726,935,441
                   Other assets less liabilities .....................     (0.1)%           (865,628)
                                                                          ------        ------------
                   Net Assets ........................................    100.0%        $726,069,813
                                                                          ======        ============

(*) Cost for Federal tax purposes is identical.


                 See accompanying notes to financial statements.

                            THE PACIFIC CAPITAL FUNDS
                              OF CASH ASSETS TRUST
                      STATEMENTS OF ASSETS AND LIABILITIES
                         SEPTEMBER 30, 2002 (UNAUDITED)

                                                                                CASH           TAX-FREE        GOVERNMENT
                                                                                FUND             FUND             FUND
                                                                            -------------    -------------    ------------
ASSETS:
   Investments at value
      (cost $475,480,270, $164,468,910 and $726,935,441,
      respectively) ................................................        $ 430,480,270    $ 164,468,910    $726,935,441
   Repurchase agreements (cost $45,000,000) ........................           45,000,000                -               -
   Cash ............................................................                    -            9,281               -
   Interest receivable .............................................            1,339,358          746,420          61,574
   Other assets ....................................................               30,643            7,123          36,488
                                                                            -------------    -------------    ------------
      Total Assets .................................................          476,850,271      165,231,734     727,033,503
                                                                            -------------    -------------    ------------

LIABILITIES:
   Dividends payable ...............................................              544,313          166,877         741,067
   Adviser and Administrator fees payable ..........................              123,844           26,858         118,878
   Distribution fees payable .......................................               27,417           11,184          87,750
   Accrued expenses ................................................               73,314           23,525          15,995
                                                                            -------------    -------------    ------------
      Total Liabilities ............................................              768,888          228,444         963,690
                                                                            -------------    -------------    ------------

   NET ASSETS ......................................................        $ 476,081,383    $ 165,003,290    $726,069,813
                                                                            =============    =============    ============

NET ASSETS CONSIST OF:
   Capital Stock - Authorized an unlimited number of shares,
      par value $.01 per share .....................................        $   4,760,757    $   1,650,011    $  7,260,019
   Additional paid-in capital ......................................          471,314,756      163,503,899     718,742,064
   Undistributed (overdistributed) net investment income ...........                6,151         (150,632)         67,627
   Undistributed gain (loss) .......................................                 (281)              12             103
                                                                            -------------    -------------    ------------
                                                                            $ 476,081,383    $ 165,003,290    $726,069,813
                                                                            =============    =============    ============

SHARES OF BENEFICIAL INTEREST:
   Original Shares Class:
      Net Assets ...................................................        $ 347,478,475    $ 114,563,644    $264,925,209
                                                                            =============    =============    ============
      Shares outstanding ...........................................          347,702,817      114,562,211     264,896,081
                                                                            =============    =============    ============
      Net asset value per share ....................................        $        1.00    $        1.00    $       1.00
                                                                            =============    =============    ============

   Service Shares Class:
      Net Assets ...................................................        $ 128,602,908    $  50,439,646    $461,144,604
                                                                            =============    =============    ============
      Shares outstanding ...........................................          128,372,924       50,438,936     461,105,863
                                                                            =============    =============    ============
      Net asset value per share ....................................        $        1.00    $        1.00    $       1.00
                                                                            =============    =============    ============


                 See accompanying notes to financial statements.

                            THE PACIFIC CAPITAL FUNDS
                              OF CASH ASSETS TRUST
                            STATEMENTS OF OPERATIONS
             FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2002 (UNAUDITED)

                                                                               CASH          TAX-FREE       GOVERNMENT
                                                                               FUND            FUND            FUND
                                                                            -----------     -----------     -----------
INVESTMENT INCOME:

   Interest income ...............................................          $ 4,655,867     $ 1,248,947     $ 6,237,802
                                                                            -----------     -----------     -----------
EXPENSES:
   Investment Advis er fees (note 3) .............................              897,128         241,007       1,152,345
   Administrator fees (note 3) ...................................              335,514          85,762         266,314
   Distribution fees (note 3) ....................................              175,049          65,304         530,065
   Trustees' fees and expenses ...................................               61,805          24,780          55,377
   Legal fees ....................................................               29,372           8,994          38,517
   Shareholders' reports .........................................               23,022           3,658          21,538
   Transfer and shareholder servicing agent fees .................               13,763           8,815          12,168
   Fund accounting fees ..........................................               15,079          15,266          15,091
   Insurance .....................................................               19,231           5,238          27,122
   Audit and accounting fees .....................................               10,828          10,740          10,328
   Custodian fees ................................................                4,389           5,843           4,143
   Registration fees and dues ....................................                8,372           1,581          10,851
   Miscellaneous .................................................                4,669           2,373          17,611
                                                                            -----------     -----------     -----------
   Total expenses ................................................            1,598,221         479,361       2,161,470

   Advisory fees waived (note 3) .................................             (314,970)       (124,279)       (488,267)
   Administrative fees waived (note 3) ...........................             (117,794)        (44,225)       (112,841)
   Expenses paid indirectly (note 6) .............................               (1,491)         (1,644)           (912)
                                                                            -----------     -----------     -----------
   Net expenses ..................................................            1,163,966         309,213       1,559,450
                                                                            -----------     -----------     -----------

Net investment income ............................................            3,491,901         939,734       4,678,352
Net realized gain (loss) from securities transactions ............                 (281)             12             103
                                                                            -----------     -----------     -----------

Net change in net assets resulting from operations ...............          $ 3,491,620     $   939,746     $ 4,678,455
                                                                            ===========     ===========     ===========


                 See accompanying notes to financial statements.

                            THE PACIFIC CAPITAL FUNDS
                              OF CASH ASSETS TRUST
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                          CASH FUND                                TAX-FREE FUND
                                             -------------------------------------      -------------------------------------
                                              SIX MONTHS ENDED                           SIX MONTHS ENDED
                                             SEPTEMBER 30, 2002      YEAR ENDED         SEPTEMBER 30, 2002      YEAR ENDED
                                                (UNAUDITED)        MARCH 31, 2002           (UNAUDITED)       MARCH 31, 2002
                                             ------------------    ---------------      ------------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
   Net investment income ................    $        3,491,901    $    13,130,802      $          939,734    $     2,866,516
   Net realized gain (loss)
      from securities transactions ......                  (281)           197,334                      12                 45
                                             ------------------    ---------------      ------------------    ---------------
   Change in net assets
      resulting from operations .........             3,491,620         13,328,136                 939,746          2,866,561
                                             ------------------    ---------------      ------------------    ---------------

   DIVIDENDS TO SHAREHOLDERS
   FROM NET INVESTMENT INCOME:
      Original Shares ...................            (2,624,174)        (8,757,054)               (681,695)        (1,770,699)
      Service Shares ....................              (867,727)        (4,373,748)               (257,451)        (1,096,414)
                                             ------------------    ---------------      ------------------    ---------------
      Total dividends to shareholders
      from net investment income ........            (3,491,901)       (13,130,802)               (939,146)        (2,867,113)
                                             ------------------    ---------------      ------------------    ---------------

   CAPITAL SHARE TRANSACTIONS
   (at $1.00 per share):
      Proceeds from shares sold:
      Original Shares ...................           517,710,993      1,025,896,565              89,345,320        161,763,873
      Service Shares ....................           111,993,424        332,753,074              26,714,470         76,642,314
                                             ------------------    ---------------      ------------------    ---------------
                                                    629,704,417      1,358,649,639             116,059,790        238,406,187
                                             ------------------    ---------------      ------------------    ---------------

      Reinvested dividends and
      distributions:
      Original Shares ...................                46,795            212,513                  97,564             90,335
      Service Shares ....................               879,729          5,057,859                 247,050          1,178,090
                                             ------------------    ---------------      ------------------    ---------------
                                                        926,524          5,270,372                 344,614          1,268,425
                                             ------------------    ---------------      ------------------    ---------------

      Cost of shares redeemed:
      Original Shares ...................          (523,584,388)    (1,037,201,135)            (75,279,147)      (162,477,738)
      Service Shares ....................          (129,895,133)      (413,350,343)            (28,859,005)       (79,912,782)
                                             ------------------    ---------------      ------------------    ---------------
                                                   (653,479,521)    (1,450,551,478)           (104,138,152)      (242,390,520)
                                             ------------------    ---------------      ------------------    ---------------
      Change in net assets
      from capital share transactions ...           (22,848,580)       (86,631,467)             12,266,252         (2,715,908)
                                             ------------------    ---------------      ------------------    ---------------
   Total change in net assets ...........           (22,848,861)       (86,434,133)             12,266,852         (2,716,460)

NET ASSETS:
    Beginning of period .................           498,930,244        585,364,377             152,736,438        155,452,898
                                             ------------------    ---------------      ------------------    ---------------
    End of period .......................    $      476,081,383    $   498,930,244      $      165,003,290    $   152,736,438
                                             ==================    ===============      ==================    ===============

                                                        GOVERNMENT FUND
                                             -------------------------------------
                                              SIX MONTHS ENDED
                                             SEPTEMBER 30, 2002      YEAR ENDED
                                                 (UNAUDITED)       MARCH 31, 2002
                                             ------------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
   Net investment income ................    $        4,678,352    $    15,937,050
   Net realized gain (loss)
      from securities transactions ......                   103             52,048
                                             ------------------    ---------------
   Change in net assets
      resulting from operations .........             4,678,455         15,989,098
                                             ------------------    ---------------

   DIVIDENDS TO SHAREHOLDERS
   FROM NET INVESTMENT INCOME:
      Original Shares ...................            (2,095,566)        (6,207,800)
      Service Shares ....................            (2,582,786)        (9,729,265)
                                             ------------------    ---------------
      Total dividends to shareholders
      from net investment income ........            (4,678,352)       (15,937,065)
                                             ------------------    ---------------

   CAPITAL SHARE TRANSACTIONS
   (at $1.00 per share):
      Proceeds from shares sold:
      Original Shares ...................           289,230,310      1,230,686,679
      Service Shares ....................           703,629,019      1,436,227,115
                                             ------------------    ---------------
                                                    992,859,329      2,666,913,794
                                             ------------------    ---------------

      Reinvested dividends and
      distributions:
      Original Shares ...................                22,994            113,295
      Service Shares ....................             2,555,220         10,785,899
                                             ------------------    ---------------
                                                      2,578,214         10,899,194
                                             ------------------    ---------------

      Cost of shares redeemed:
      Original Shares ...................          (330,352,207)    (1,075,823,438)
      Service Shares ....................          (702,220,178)    (1,321,495,959)
                                             ------------------    ---------------
                                                 (1,032,572,385)    (2,397,319,397)
                                             ------------------    ---------------
      Change in net assets
      from capital share transactions ...           (37,134,842)       280,493,591
                                             ------------------    ---------------
   Total change in net assets ...........           (37,134,739)       280,545,624

NET ASSETS:
     Beginning of period ................           763,204,552        482,658,928
                                             ------------------    ---------------
     End of period ......................    $      726,069,813    $   763,204,552
                                             ==================    ===============


                 See accompanying notes to financial statements.

                            THE PACIFIC CAPITAL FUNDS
                              OF CASH ASSETS TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)


1. ORGANIZATION

     Cash Assets Trust (the "Trust") was organized on May 7, 1984 as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end investment company.

     The Trust consists of the following three investment portfolios (referred to individually as a "Fund" and collectively as the "Funds"): Pacific Capital Cash Assets Trust (a diversified portfolio which commenced operations on December 5, 1984), Pacific Capital Tax-Free Cash Assets Trust (a non-diversified portfolio which commenced operations on April 4, 1989), and Pacific Capital U.S. Government Securities Cash Assets Trust (a diversified portfolio which commenced operations on April 4, 1989). The Trust is authorized to issue for each Fund an unlimited number of shares of $.01 par value in two classes of shares; the Original Shares Class and the Service Shares Class. The Original Shares Class includes all currently outstanding shares of each Fund that were issued prior to January 20, 1995, the date on which the Capital structure was changed to include two classes rather than one. The two classes of shares are substantially identical, except that Service Shares bear the fees that are payable under the Trust's Distribution Plan.


2.  SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Each Fund's portfolio securities are valued by the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act, which, after considering accrued interest thereon, approximates market. Under this method, a portfolio security is valued at cost adjusted for amortization of premiums and accretion of discounts. Amortization of premiums and accretion of discounts are included in interest income.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premiums and accretion of discounts as discussed in the preceding paragraph.

c) DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES: The net asset value per share for each class of the Funds' shares is determined as of 4:00 p.m. New York time on each day that the New York Stock Exchange and the custodian are open by dividing the value of the assets of the Fund allocable to that class less Fund liabilities allocable to the class and any liabilities charged directly to the class, exclusive of surplus, by the total number of shares of the class outstanding. Investment income, realized and unrealized gains and losses, if any, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class. Class specific expenses are borne by the affected class. Service fee payments under Rule 12b-1 are borne solely by and charged to the Service Shares based on net assets of that class.

d) FEDERAL INCOME TAXES: It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. Each Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

e) REPURCHASE AGREEMENTS: It is each Fund's policy to monitor closely the creditworthiness of all firms with which it enters into repurchase agreements, and to take possession of, or otherwise perfect its security interest in, securities purchased under agreements to resell. The securities purchased under agreements to resell are marked to market every business day in order to compare the value of the collateral to the amount of the "loan" (repurchase agreements being defined as "loans" in the 1940
     Act), including the accrued interest earned thereon. If the value of the collateral is less than 102% of the loan plus the accrued interest thereon, additional collateral is required from the borrower.

f) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


3. FEES AND RELATED PARTY TRANSACTIONS

a)    MANAGEMENT ARRANGEMENTS:

     Asset Management Group of Bank of Hawaii (formerly Pacific Century Trust) (the "Adviser"), serves as Investment Adviser to the Trust. In this role, under Investment Advisory Agreements, the Adviser supervises the Funds' investments and provides various services. The Funds also have Administration Agreements with Aquila Management Corporation (the "Administrator") to provide all administrative services to the Funds other than those relating to the investment portfolio and the maintenance of the accounting books and records. Specific details as to the nature and extent of the services provided by the Adviser and the Administrator are more fully defined in the Prospectus and Statement of Additional Information of the Funds. For their services, the Adviser and the Administrator each receive a fee which is payable monthly and computed as of the close of business each day on the net assets of each Fund at the following annual rates:

     Pacific Capital Cash Assets Trust - On net assets up to $325 million, the fee is paid to the Adviser and the Administrator at the annual rate of 0.33% and 0.17%, respectively, and on net assets above that amount at the annual rate of 0.43% and 0.07%, respectively.

     Pacific Capital Tax-Free Cash Assets Trust - On net assets up to $95 million, the fee is paid to the Adviser and the Administrator at the annual rate of 0.27% and 0.13%, respectively, and on net assets above that amount at the annual rate of 0.33% and 0.07%, respectively.

     Pacific Capital U.S. Government Securities Cash Assets Trust - On net assets up to $60 million, the fee is paid to the Adviser and the Administrator at the annual rate of 0.27% and 0.13%, respectively, and on net assets above that amount at the annual rate of 0.33% and 0.07%, respectively.

     The Adviser and the Administrator each agrees that the above fees shall be reduced, but not below zero, by an amount equal to its proportionate share (determined on the basis of the respective fees computed as described above) of the amount, if any, by which the total expenses of a Fund in any fiscal year, exclusive of taxes, interest and brokerage fees, shall exceed the lesser of (i) 2.5% of the first $30 million of average annual net assets of the Fund plus 2% of the next $70 million of such assets and 1.5% of its average annual net assets in excess of $100 million, or (ii) 25% of the Fund's total annual investment income. The payment of the above fees at the end of any month will be reduced or postponed so that at no time will there be any accrued but unpaid liability under this expense limitation.

     For the six months ended September 30, 2002:

          Pacific Capital Cash Assets Trust incurred advisory and administration fees of $897,128 and $335,514, due to the expense limitation such fees were reduced by $314,970 and $117,794, respectively.

          Pacific Capital Tax-Free Cash Assets Trust incurred advisory and administration fees of $241,007 and $85,762, due to the expense limitation such fees were reduced by $124,279 and $44,225, respectively.

          Pacific Capital U.S. Government Securities Cash Assets Trust incurred advisory and administration fees of $1,152,345 and $266,314, due to the expense limitation such fees were reduced by $488,267 and $112,841, respectively.


b) DISTRIBUTION AND SERVICE FEES:

     Each Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. A part of the Plan authorizes payment of certain distribution or service fees by the Service Shares Class of the Fund. Such payments are made to "Designated Payees" - broker-dealers, other financial institutions and service providers who have entered into appropriate agreements with the Distributor and which have rendered assistance in the distribution and/or retention of the Funds' Service Shares or in the servicing of Service Share accounts. The total payments under this part of a Fund's Plan may not exceed 0.25% of its average annual assets represented by Service Shares. No such payments will be made by the Original Share Class. Specific details about each Plan are more fully defined in the Prospectus and Statement of Additional Information of the Funds.

     Under  a   Distribution   Agreement,   Aquila   Distributors,   Inc.   (the
"Distributor") serves as the exclusive distributor of the Funds' shares. No compensation or fees are paid to the Distributor for such share distribution.


c) OTHER RELATED PARTY TRANSACTIONS:

     For the six months ended September 30, 2002, the following amounts were accrued for legal fees: Cash Fund $29,372; Tax-Free Fund $8,994; Government Fund $38,517. Of these amounts, $28,666, $8,777 and $37,478, respectively, were allocable to Hollyer Brady Smith &Hines LLP, counsel to the Fund, for legal services in conjunction with the Fund's ongoing operations. The Secretary of the Fund is a Partner of Hollyer Brady Smith & Hines LLP.


4. DISTRIBUTIONS

     The Funds declare dividends daily from net investment income and make payments monthly in additional shares at the net asset value per share, in cash, or a combination of both, at the shareholder's option.


5. GUARANTEES OF CERTAIN COMMERCIAL PAPER

     Various banks and other institutions have issued irrevocable letters of credit or guarantees for the benefit of the holders of certain commercial paper. Payment at maturity of principal and interest of certain commercial paper held by the Funds is supported by such letters of credit or guarantees.


6. EXPENSES

     The Funds have negotiated an expense offset arrangement with their custodian, wherein they receive credit toward the reduction of custodian fees and other expenses whenever there are uninvested cash balances. The Statements of Operations reflect the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Funds to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.


7. PORTFOLIO ORIENTATION

     Since the Pacific Capital Tax-Free Cash Assets Trust has a significant portion of its investments in obligations of issuers within Hawaii, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Hawaii and whatever effects these may have upon Hawaii issuers ability to meet their obligations.

                                 PACIFIC CAPITAL
                                CASH ASSETS TRUST
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                     ORIGINAL SHARES
                                                           -----------------------------------------------------------------

                                                            SIX MONTHS
                                                              ENDED                      YEAR ENDED MARCH 31,
                                                             9/30/02      --------------------------------------------------
                                                           (UNAUDITED)     2002       2001       2000       1999       1998
                                                           -----------    ------     ------     ------     ------     ------
Net asset value, beginning of period ...................      $1.00       $1.00      $1.00      $1.00      $1.00      $1.00
                                                              ------      ------     ------     ------     ------     ------

Income from investment operations:
   Net investment income ...............................       0.01        0.03       0.06       0.05       0.05       0.05
                                                              ------      ------     ------     ------     ------     ------

Less distributions:
   Dividends from net investment income ................      (0.01)      (0.03)     (0.06)     (0.05)     (0.05)     (0.05)
                                                              ------      ------     ------     ------     ------     ------

Net asset value, end of period .........................      $1.00       $1.00      $1.00      $1.00      $1.00      $1.00
                                                              ======      ======     ======     ======     ======     ======

Total return ...........................................      0.75%+       2.52%      5.90%      4.89%      4.90%      5.15%

Ratios/supplemental data
   Net assets, end of period
      (in millions) ....................................       $347        $353       $364       $513       $418       $419
   Ratio of expenses to average net assets .............      0.40%*       0.58%      0.57%      0.56%      0.57%      0.58%
   Ratio of net investment income to
      average net assets ...............................      1.49%*       2.51%      5.77%      4.80%      4.79%      5.03%

The expense and net investment income ratios without the effect of the Adviser's and Administrator's waiver of fees for the six months ended September 30, 2002 were:

   Ratio of expenses to average net assets .............      0.58%*        -          -          -          -          -
   Ratio of net investment income to
      average net assets ...............................      1.31%*        -          -          -          -          -

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets .............      0.40%*       0.57%      0.57%      0.56%      0.56%      0.57%

                                                                                       SERVICE SHARES
                                                            ----------------------------------------------------------------

                                                            SIX MONTHS
                                                               ENDED                     YEAR ENDED MARCH 31,
                                                              9/30/02     --------------------------------------------------
                                                            (UNAUDITED)    2002       2001       2000       1999       1998
                                                            ----------    ------     ------     ------     ------     ------
Net asset value, beginning of period ...................      $1.00       $1.00      $1.00      $1.00      $1.00      $1.00
                                                              ------      ------     ------     ------     ------     ------

Income from investment operations:
  Net investment income ................................       0.01        0.02       0.05       0.05       0.05       0.05
                                                              ------      ------     ------     ------     ------     ------

Less distributions:
   Dividends from net investment income ................      (0.01)      (0.02)     (0.05)     (0.05)     (0.05)     (0.05)
                                                              ------      ------     ------     ------     ------     ------

Net asset value, end of period .........................      $1.00       $1.00      $1.00      $1.00      $1.00      $1.00
                                                              ======      ======     ======     ======     ======     ======

Total return ...........................................      0.62%+       2.27%      5.63%      4.63%      4.64%      4.88%

Ratios/supplemental data
   Net assets, end of period
      (in millions) ....................................       $129        $146       $221       $ 174      $163       $113
   Ratio of expenses to average net assets .............      0.65%*       0.83%      0.82%      0.81%      0.81%      0.83%
   Ratio of net investment income to
      average net assets ...............................      1.24%*       2.36%      5.49%      4.53%      4.51%      4.77%

The expense and net investment income ratios without the effect of the Adviser's and Administrator's waiver of fees for the six months ended September 30, 2002 were:

   Ratio of expenses to average net assets .............      0.83%*        -          -          -          -          -
   Ratio of net investment income to
      average net assets ...............................      1.06%*        -          -          -          -          -

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets .............      0.65%*       0.82%      0.82%      0.81%      0.81%      0.82%

----------
+     Not annualized
*     Annualized


                 See accompanying notes to financial statements.

                                 PACIFIC CAPITAL
                           TAX-FREE CASH ASSETS TRUST
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                       ORIGINAL SHARES
                                                            ----------------------------------------------------------------

                                                            SIX MONTHS
                                                              ENDED                      YEAR ENDED MARCH 31,
                                                             9/30/02      --------------------------------------------------
                                                            (UNAUDITED)    2002       2001       2000       1999       1998
                                                            -----------   ------     ------     ------     ------     ------
Net asset value, beginning of period ...................      $1.00       $1.00      $1.00      $1.00      $1.00      $1.00
                                                              ------      ------     ------     ------     ------     ------

Income from investment operations:
   Net investment income ...............................       0.01        0.02       0.04       0.03       0.03       0.03
                                                              ------      ------     ------     ------     ------     ------

Less distributions:
   Dividends from net investment income ................      (0.01)      (0.02)     (0.04)     (0.03)     (0.03)     (0.03)
                                                              ------      ------     ------     ------     ------     ------

Net asset value, end of period .........................      $1.00       $1.00      $1.00      $1.00      $1.00      $1.00
                                                              ======      ======     ======     ======     ======     ======

Total return ...........................................      0.62%+       2.00%      3.58%      2.95%      2.91%      3.08%

Ratios/supplemental data
   Net assets, end of period (in millions) .............       $115        $100       $101       $100       $83        $77
   Ratio of expenses to average net assets .............      0.30%*       0.51%      0.53%      0.52%      0.54%      0.63%
   Ratio of net investment income to
      average net assets ...............................      1.23%*       1.94%      3.50%      2.93%      2.85%      3.04%

The expense and net investment income ratios without the effect of the Adviser's and Administrator's waiver of fees for the six months ended September 30, 2002 were:

   Ratio of expenses to average net assets .............      0.50%*        -          -          -          -          -
   Ratio of net investment income to
      average net assets ...............................      1.02%*        -          -          -          -          -

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets .............      0.30%*       0.51%      0.53%      0.52%      0.53%      0.63%

                                                                                       SERVICE SHARES
                                                            ----------------------------------------------------------------

                                                            SIX MONTHS
                                                               ENDED                     YEAR ENDED MARCH 31,
                                                              9/30/02     --------------------------------------------------
                                                            (UNAUDITED)    2002       2001       2000       1999       1998
                                                            -----------   ------     ------     ------     ------     ------
Net asset value, beginning of period ...................      $1.00       $1.00      $1.00      $1.00      $1.00      $1.00
                                                              ------      ------     ------     ------     ------     ------
Income from investment operations:
   Net investment income ...............................       0.01        0.02       0.03       0.03       0.03       0.03
                                                              ------      ------     ------     ------     ------     ------
Less distributions:
   Dividends from net investment income ................      (0.01)      (0.02)     (0.03)     (0.03)     (0.03)     (0.03)
                                                              ------      ------     ------     ------     ------     ------
Net asset value, end of period .........................      $1.00       $1.00      $1.00      $1.00      $1.00      $1.00
                                                              ======      ======     ======     ======     ======     ======

Total return ...........................................      0.50%+       1.75%      3.32%      2.70%      2.65%      2.83%

Ratios/supplemental data
   Net assets, end of period (in millions) .............       $50         $52        $54        $51        $48        $37
   Ratio of expenses to average net assets .............      0.55%*       0.77%      0.78%      0.77%      0.79%      0.88%
   Ratio of net investment income to
      average net assets ...............................      0.98%*       1.77%      3.26%      2.66%      2.64%      2.79%

The expense and net investment income ratios without the effect of the Adviser's and Administrator's waiver of fees for the six months ended September 30, 2002 were:

   Ratio of expenses to average net assets .............      0.76%*        -          -          -          -          -
   Ratio of net investment income to
      average net assets ...............................      0.78%*        -          -          -          -          -

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets .............      0.55%*       0.77%      0.78%      0.77%      0.78%      0.88%

----------
+     Not annualized
*     Annualized


                 See accompanying notes to financial statements.

                                 PACIFIC CAPITAL
                  U.S. GOVERNMENT SECURITIES CASH ASSETS TRUST
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                        ORIGINAL SHARES
                                                            ----------------------------------------------------------------
                                                             SIX MONTHS
                                                               ENDED                      YEAR ENDED MARCH 31,
                                                              9/30/02     --------------------------------------------------
                                                            (UNAUDITED)    2002       2001       2000       1999       1998
                                                            -----------   ------     ------     ------     ------     ------
Net asset value, beginning of period ...................      $1.00       $1.00      $1.00      $1.00      $1.00      $1.00
                                                              ------      -------    ------     ------     ------     ------

Income from investment operations:
   Net investment income ...............................       0.01        0.03       0.06       0.05       0.04       0.05
                                                              ------      ------     ------     ------     ------     ------
Less distributions:
   Dividends from net investment income ................      (0.01)      (0.03)     (0.06)     (0.05)     (0.04)     (0.05)
                                                              ------      ------     ------     ------     ------     ------
Net asset value, end of period .........................      $1.00       $1.00      $1.00      $1.00      $1.00      $1.00
                                                              ======      ======     ======     ======     ======     ======

Total return ...........................................      0.74%+       2.73%      5.88%      4.83%      4.80%      4.95%

Ratios/supplemental data
   Net assets, end of period (in millions) .............       $265        $306       $151       $166       $140       $101
   Ratio of expenses to average net assets .............      0.29%*       0.45%      0.47%      0.49%      0.49%      0.52%
   Ratio of net investment income to
      average net assets ...............................      1.47%*       2.47%      5.73%      4.73%      4.70%      4.85%

The expense and net investment income ratios without the effect of the Adviser's and Administrator's waiver of fees for the six months ended September 30, 2002 were:

   Ratio of expenses to average net assets .............      0.46%*        -          -          -          -          -
   Ratio of net investment income to
      average net assets ...............................      1.30%*        -          -          -          -          -

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets .............      0.29%*       0.45%      0.47%      0.49%      0.49%      0.52%

                                                                                        SERVICE SHARES
                                                            ----------------------------------------------------------------
                                                            SIX MONTHS
                                                               ENDED                     YEAR ENDED MARCH 31,
                                                              9/30/02     --------------------------------------------------
                                                            (UNAUDITED)    2002       2001       2000      1999        1998
                                                            -----------   ------     ------     ------     ------     ------
Net asset value, beginning of period ...................      $1.00       $1.00      $1.00      $1.00      $1.00      $1.00
                                                              ------      ------     ------     ------     ------     ------

Income from investment operations:
   Net investment income ...............................       0.01        0.02       0.05       0.04       0.04       0.05
                                                              ------      ------     ------     ------     ------     ------
Less distributions:
   Dividends from net investment income ................      (0.01)      (0.02)     (0.05)     (0.04)     (0.04)     (0.05)
                                                              ------      ------     ------     ------     ------     ------
Net asset value, end of period .........................      $1.00       $1.00      $1.00      $1.00      $1.00      $1.00
                                                              ======      ======     ======     ======     ======     ======

Total return ...........................................      0.61%+       2.48%      5.62%       4.56%     4.54%      4.69%

Ratios/supplemental data
   Net assets, end of period (in millions) .............       $461        $457       $332       $293       $214       $150
   Ratio of expenses to average net assets .............      0.54%*       0.70%      0.72%      0.74%      0.74%      0.77%
   Ratio of net investment income to
      average net assets ...............................      1.22%*       2.39%      5.47%      4.50%      4.42%      4.60%

The expense and net investment income ratios without the effect of the Adviser's and Administrator's waiver of fees for the six months ended September 30, 2002 were:

   Ratio of expenses to average net assets .............      0.71%*        -          -          -          -          -
   Ratio of net investment income to
      average net assets ...............................      1.05%*        -          -          -          -          -

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets .............      0.54%*       0.70%      0.72%      0.74%      0.74%      0.77%

----------
+     Not annualized
*     Annualized


                See accompanying notes to financial statements.